Financial instruments - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 2,557,000,000	¥ 2,384,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,081,000,000	830,000,000
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 2 into level 1 of equity securities	¥ 1,480,000,000	¥ 0